SEGMENT REPORTING	12 Months Ended
Sep. 30, 2024
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 15 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries mainly manufactures and distributes active pharmaceutical ingredients and TCMD products as well as other by-products in China. Currently no revenue is derived from international markets. The following table presents segment information for years ended September 30, 2024, 2023 and 2022, respectively:

	For the Years ended September 30, 2024
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$21,961,282	$905,910	$2,230,759	$25,097,951
Cost of revenue	18,324,619	553,329	2,105,248	20,983,196
Gross profit	$3,636,663	$352,581	$125,511	$4,114,755
Depreciation and amortization	$1,023,783	$46,684	$166,763	$1,237,230
Capital expenditures	$3,812,386	$34,443	$84,642	$3,931,471

	For the Years ended September 30, 2023
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$29,152,228	$2,000,452	$15,318,798	$46,471,478
Cost of revenue	27,392,224	1,060,302	16,267,458	44,719,984
Gross profit	$1,760,004	$940,150	$(948,660)	$1,751,494
Depreciation and amortization	$886,360	$44,943	$211,761	$1,143,064
Capital expenditures	$8,171	$30,653	$3,675,265	$3,714,089

	For the Years ended September 30, 2022
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$40,305,988	$1,088,570	$23,460,467	$64,855,025
Cost of revenue	36,210,950	760,030	21,656,748	58,627,728
Gross profit	$4,095,038	$328,540	$1,803,719	$6,227,297
Depreciation and amortization	$963,457	$48,804	$212,412	$1,224,673
Capital expenditures	$1,908,881	$91,029	$1,259,042	$3,258,952

	September 30,	September 30,
	2024	2023
Total Assets
Oxytetracycline & Licorice products and TCMD	$40,928,941	$38,382,322
Fertilizer	$3,197,285	$3,291,960
Heparin products and Sausage casing	$8,877,502	$9,583,712
Total	$53,003,728	$51,257,994